Loans (Tables)	12 Months Ended
Dec. 31, 2022
Loans [Abstract]
Schedule of loans
	December 31,	December 31,
	2022	2021
Convertible loan February 2022	4,898,377	—
Loans with warrants	871,420	—
Short-term loan from related party	100,000	—
Total	5,869,797	—

Schedule of convertible loan agreement
	December 31,	December 31,
	2022	2021
As of January 1	—	473,920
Gross proceeds at disbursement date	5,000,000	—
Embedded derivative, separated	(449,898)	—
Transaction costs allocated to host	(10,236)	—
Carrying amount at initial recognition	4,539,866	—

Converted principal amount	—	(644,813)
Accrued interest	447,945	8,348
Amortization	358,511	162,545
Total	5,346,322	—
Accrued interest balance of December 31	447,945	—
Convertible loan balance of December 31	4,898,377	—